Investment in Unconsolidated Entities (Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate Properties [Line Items]
Total revenue		$ 354,656	$ 374,237	$ 415,148	$ 358,718	$ 343,488	$ 355,930	$ 389,164	$ 342,207			$ 1,502,759	$ 1,430,789
Total operating expenses	$ (194,800)	(365,330)	(347,161)	(366,699)	(334,966)	(349,175)	(326,601)	(346,129)	(318,945)	$ (529,736)	$ (701,665)	(1,414,156)	(1,340,850)	$ (1,304,265)
OPERATING INCOME (LOSS)	(151,741)	$ 12,529	$ 29,438	48,777	$ 23,985	$ (5,606)	$ 29,320	$ 43,447	$ 23,253	(201,177)	72,762	114,729	90,414	149,035
Realized and unrealized gain (loss) on investments, net										1,110	1,422	1,980	(924)	(3,678)
Interest expense and amortization of loan costs	(88,082)			(67,987)						(145,167)	(134,153)	(262,001)	(236,786)	(222,631)
Other income (expense)	(3,149)			(338)						(1,627)	(654)	10,490	64	(3,422)
Income tax benefit (expense)	2,188			(3,706)						1,885	(3,301)	(1,218)	(2,782)	2,218
NET INCOME (LOSS)	(242,086)			(21,352)						(344,006)	(67,974)	(142,679)	(156,309)	(88,760)
Allocated net (income) loss to the redeemable noncontrolling interests	37,350			5,084						55,021	13,663	28,932	29,313	21,642
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(204,616)			(16,282)						(288,817)	(54,299)	(113,635)	(126,966)	(67,008)
Less: Dividends on preferred stock	(10,644)			(10,644)						(21,288)	(21,288)	(42,577)	(42,577)	(44,761)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (215,260)			$ (26,926)						$ (310,105)	$ (75,587)	(156,212)	(169,543)	(122,568)
Ashford Inc.
Real Estate Properties [Line Items]
Total revenue												291,250	195,520	81,573
Total operating expenses												(302,480)	(196,359)	(92,095)
OPERATING INCOME (LOSS)												(11,230)	(839)	(10,522)
Equity in earnings (loss) of unconsolidated entities												(286)	0	0
Realized and unrealized gain (loss) on investments, net												0	0	(91)
Interest expense and amortization of loan costs												(2,367)	(1,200)	(122)
Other income (expense)												49	(505)	264
Income tax benefit (expense)												(1,540)	10,364	(9,723)
NET INCOME (LOSS)												(15,374)	7,820	(20,194)
(Income) loss from consolidated entities attributable to noncontrolling interests												536	924	358
Allocated net (income) loss to the redeemable noncontrolling interests												983	1,438	1,484
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY												(13,855)	10,182	(18,352)
Less: Dividends on preferred stock												(14,435)	(4,466)	0
Amortization of preferred stock discount												(1,928)	(730)	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS												(30,218)	4,986	(18,352)
Our equity in earnings (loss) of equity method investments												$ (1,896)	$ 1,459	$ (5,437)